Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001524513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2018
Prospectus Date	rr_ProspectusDate	Nov. 29, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A